UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Fund Address:	Royce Value Trust, Inc. 745 Fifth Avenue New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 3/31/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 122.4%

Consumer Products – 7.6%
Apparel, Shoes and Accessories - 2.0%
Anta Sports Products	360,000	$236,921
Burberry Group	522,000	2,092,391
Columbia Sportswear	38,100	1,139,952
Daphne International Holdings	649,000	141,917
K-Swiss Cl. A [a]	160,000	1,366,400
Lazare Kaplan International [a]	95,437	101,163
Stella International Holdings	152,700	161,379
Timberland Company (The) Cl. A [a]	17,500	208,950
Van De Velde	28,000	857,073
Volcom [a,b]	95,000	921,500
Weyco Group	97,992	2,539,953
Xinyu Hengdeli Holdings	355,000	58,731
Yue Yuen Industrial Holdings	17,000	39,055

		9,865,385

Collectibles - 0.0%
Russ Berrie & Company [a]	96,600	127,512

Consumer Electronics - 1.3%
Dolby Laboratories Cl. A [a]	153,900	5,249,529
DTS [a,b]	64,100	1,542,246

		6,791,775

Food/Beverage/Tobacco - 0.7%
Asian Citrus Holdings	26,000	54,741
B&G Foods (Units)	21,000	230,790
B&G Foods Cl. A	5,000	26,000
Hershey Creamery	709	1,272,655
Seneca Foods Cl. A [a]	80,000	1,667,200
Seneca Foods Cl. B [a]	13,251	278,404

		3,529,790

Health, Beauty and Nutrition - 0.0%
Natural Beauty Bio-Technology	325,000	44,869

Home Furnishing and Appliances - 2.0%
American Woodmark	123,335	2,165,762
Ekornes	100,000	969,779
Ethan Allen Interiors	85,800	966,108
Hunter Douglas	36,000	841,845
Kimball International Cl. B	286,180	1,877,341
Mohawk Industries [a,b]	102,200	3,052,714
Samson Holding	500,000	42,580
Universal Electronics [a,b]	10,000	181,000

		10,097,129

Sports and Recreation - 1.6%
Beneteau	108,000	879,985
Coachmen Industries [a]	47,700	31,005
RC2 Corporation [a]	132,600	698,802
Sturm, Ruger & Company [a]	272,900	3,364,857
Thor Industries	110,900	1,732,258
Winnebago Industries [a]	247,500	1,314,225

		8,021,132

Total		38,477,592

Consumer Services – 4.4%
Direct Marketing - 0.4%
Manutan International	20,500	706,448
Takkt	153,000	1,321,886

		2,028,334

Media and Broadcasting - 0.1%
Ascent Media Cl. B [a,b,c]	1,830	45,750
Cox Radio Cl. A [a]	20,000	82,000
Discovery Communications Cl. B [a,b]	18,300	309,087
Discovery Communications Cl. C [a,b]	18,300	268,095

		704,932

Restaurants and Lodgings - 0.8%
Benihana [a,b]	3,300	8,332
Cafe de Coral Holdings	6,000	11,783
CEC Entertainment [a,b]	94,500	2,445,660
Steak n Shake [a]	148,000	1,120,360
Tim Hortons	20,000	507,400

		4,093,535

Retail Stores - 3.1%
Bulgari	100,000	439,893
CarMax [a,b]	160,000	1,990,400
Charming Shoppes [a,b]	922,800	1,291,920
China Nepstar Chain Drugstore ADR	41,400	167,670
Dress Barn (The) [a]	287,280	3,530,671
Lewis Group	260,000	1,173,573
Men’s Wearhouse (The)	51,700	782,738
Pier 1 Imports [a]	626,200	350,672
Stein Mart [a,b]	182,800	528,292
Tiffany & Co.	208,700	4,499,572
West Marine [a]	131,100	701,385

		15,456,786

Total		22,283,587

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	211,500	2,521,080
KKR Private Equity Investors L.P. [a]	105,000	309,688

Total		2,830,768

Financial Intermediaries – 16.1%
Banking - 4.8%
Ameriana Bancorp	40,000	113,200
Banca Finnat Euramerica	720,000	466,085
Banca Generali	86,000	267,392
Bank of N.T. Butterfield & Son	450,175	2,475,962
Bank Sarasin & Cie Cl. B	24,860	523,351
Banque Privee Edmond de Rothschild	23	505,185
BB Holdings [a]	289,250	587,392
Cadence Financial	40,300	178,126
Center Bancorp	40,000	288,800
Centrue Financial	82,200	439,770
CFS Bancorp	75,000	292,500
Chuo Mitsui Trust Holdings	118,000	367,244
CNB Financial	11,116	107,158
Commercial National Financial	54,900	795,501
Farmers & Merchants Bank of Long Beach	1,200	4,170,000
Fauquier Bankshares	160,800	1,768,800
Hawthorn Bancshares	44,400	486,180
HopFed Bancorp	104,500	961,400
Jefferson Bancshares	32,226	247,818
Kearny Financial	60,862	637,834
Mauritius Commercial Bank	40,000	114,627
Mechanics Bank (The)	200	2,220,000
Old Point Financial	25,000	471,000
Peapack-Gladstone Financial	10,000	180,300
State Bank of Mauritius	46,000	68,382
Timberland Bancorp [d]	469,200	2,421,072
Vontobel Holding	20,400	377,795
Whitney Holding	41,500	475,175
Wilber Corporation (The)	110,400	851,184
Wilmington Trust	143,500	1,390,515

		24,249,748

Insurance - 7.3%
Alleghany Corporation [a]	23,097	6,255,328
Argo Group International Holdings [a,b]	64,751	1,950,948
Aspen Insurance Holdings	64,000	1,437,440
CNA Financial [a,b]	40,000	366,400
CNA Surety [a]	100,600	1,855,064
E-L Financial	4,000	1,142,164
Enstar Group [a]	26,000	1,464,320
Erie Indemnity Cl. A	114,500	3,913,610
First American	20,000	530,200
Hilltop Holdings [a]	415,400	4,735,560
Independence Holding	317,658	1,591,466
IPC Holdings	27,000	730,080
Leucadia National [a]	54,940	818,057
Markel Corporation [a]	6,200	1,760,056
Ming An Holdings [a]	300,000	30,197
Montpelier Re Holdings	62,000	803,520
NYMAGIC	202,200	2,466,840
Old Republic International	20,000	216,400
ProAssurance Corporation [a]	8,000	372,960
RLI	90,724	4,554,345

		36,994,955

Real Estate Investment Trusts - 0.1%
Gladstone Commercial	30,000	266,400

Securities Brokers - 3.7%
Broadpoint Securities Group [a,b]	93,000	306,900
Close Brothers Group	43,000	331,452
D. Carnegie & Co. [a,c]	14,000	0
Daewoo Securities	5,000	66,975
DundeeWealth	33,300	131,795
Egyptian Financial Group-Hermes Holding GDR	57,900	303,975
Evercore Partners Cl. A	295,400	4,563,930
HQ	44,000	412,219
Investcorp Bank GDR	27,000	67,500
Investment Technology Group [a,b]	30,400	775,808
KBW [a,b]	70,058	1,425,680
Kim Eng Holdings	220,000	192,447
Lazard Cl. A	203,900	5,994,660
Mirae Asset Securities	38,850	2,015,859
Oppenheimer Holdings Cl. A	30,000	299,400
optionsXpress Holdings	53,000	602,610
Phatra Securities	775,000	218,025
Shinko Securities	492,300	968,323
UOB-Kay Hian Holdings	190,000	137,431
Woori Investment & Securities	11,000	135,728

		18,950,717

Securities Exchanges - 0.0%
Hellenic Exchanges	5,500	39,696
Singapore Exchange	27,000	90,636

		130,332

Other Financial Intermediaries - 0.2%
KKR Financial Holdings [a]	481,404	428,450
NASDAQ OMX Group [a]	30,000	587,400

		1,015,850

Total		81,608,002

Financial Services – 14.9%
Diversified Financial Services - 0.9%
Encore Capital Group [a,b]	88,000	398,640
Franco-Nevada Corporation	10,000	215,895
Ocwen Financial [a,b]	123,600	1,412,748
Osaka Securities Exchange	19	60,894
World Acceptance [a,b]	133,700	2,286,270

		4,374,447

Information and Processing - 2.6%
Broadridge Financial Solutions	35,000	651,350
Interactive Data	112,300	2,791,778
MoneyGram International [a]	508,500	600,030
Morningstar [a]	119,800	4,091,170
MSCI Cl. A [a,b]	67,100	1,134,661
SEI Investments	300,300	3,666,663

		12,935,652

Insurance Brokers - 1.5%
Brown & Brown	217,900	4,120,489
Crawford & Company Cl. A [a]	109,200	454,272
Crawford & Company Cl. B [a,b]	162,300	1,090,656
Gallagher (Arthur J.) & Co.	111,200	1,890,400

		7,555,817

Investment Management - 8.4%
A.F.P. Provida ADR [a]	22,100	403,325
ABG Sundal Collier Holding	115,000	74,039
Affiliated Managers Group [a]	56,300	2,348,273
AllianceBernstein Holding L.P.	333,100	4,903,232
AP Alternative Assets L.P. [a]	233,200	324,524
Ashmore Group	170,000	371,417
Australian Wealth Management	505,000	327,581
Azimut Holding	76,700	410,036
BKF Capital Group	130,000	123,500
BT Investment Management	207,000	230,885
CapMan Cl. B [a]	68,210	72,525
Coronation Fund Managers	526,000	272,661
Deutsche Beteiligungs	103,605	1,289,355
Eaton Vance	145,800	3,331,530
Endeavour Financial	150,000	178,458
Equity Trustees	33,202	278,198
F&C Asset Management	60,000	49,530
Federated Investors Cl. B	245,700	5,469,282
Fiducian Portfolio Services	227,000	173,629
GAMCO Investors Cl. A	125,075	4,083,699
GIMV	27,000	1,169,471
GP Investments BDR [a]	15,000	37,504
Investec	124,700	521,452
JAFCO	37,300	673,943
Janus Capital Group	40,000	266,000
MVC Capital	424,200	3,567,522
New Star Asset Management Group [a,c]	126,500	3,449
Onex Corporation	50,000	613,896
Partners Group Holding	19,400	1,165,774
Perpetual	12,700	238,594
Platinum Asset Management	168,000	389,996
RAB Capital	426,000	77,905
Rathbone Brothers	35,400	392,257
RHJ International [a]	177,500	633,614
Schroders	168,890	1,918,773
SHUAA Capital	485,000	120,364
SPARX Group [a]	7,220	548,626
Sprott	229,500	828,224
Tasmanian Perpetual Trustees	152,000	306,510
Teton Advisors [a,c]	1,867	4,238
Treasury Group	51,500	159,795
Trust Company	97,283	290,980
Value Partners Group [a]	790,100	218,193
VZ Holding	13,500	415,962
Waddell & Reed Financial Cl. A	200,000	3,614,000

		42,892,721

Special Purpose Acquisition Corporation - 0.8%
Alternative Asset Management Acquisition (Units) [a]	250,000	2,397,500
Cockleshell [a]	337,644	254,346
Prospect Acquisition (Units) [a]	150,000	1,417,500

		4,069,346

Specialty Finance - 0.7%
Credit Acceptance [a,b]	174,601	3,752,175

Total		75,580,158

Health – 6.3%
Commercial Services - 0.6%
PAREXEL International [a]	332,400	3,234,252

Drugs and Biotech - 1.1%
Affymetrix [a,b]	10,000	32,700
American Oriental Bioengineering [a,b]	15,700	60,602
China Shineway Pharmaceutical Group	45,000	25,527
Endo Pharmaceuticals Holdings [a]	158,300	2,798,744
ICON ADR [a]	59,700	964,155
Pharmacyclics [a]	383,000	474,920
Simcere Pharmaceutical Group ADR [a]	2,000	11,200
Sinovac Biotech [a,b]	37,400	54,604
Sunesis Pharmaceuticals [a]	552,000	110,400
Tongjitang Chinese Medicines ADR [a,b]	5,200	17,680
Virbac	14,000	990,399
WuXi PharmaTech Cayman ADR [a]	16,200	73,386

		5,614,317

Health Services - 1.5%
Advisory Board (The) [a,b]	120,000	1,989,600
Albany Molecular Research [a]	85,000	801,550
Bangkok Chain Hospital	20,000	4,090
Chem Rx (Units) [a]	280,000	70,000
Cross Country Healthcare [a]	30,000	196,500
eResearch Technology [a]	175,100	921,026
HMS Holdings [a,b]	50,000	1,645,000
On Assignment [a,b]	375,400	1,017,334
Res-Care [a,b]	65,460	953,097
WellCare Health Plans [a,b]	5,000	56,250

		7,654,447

Medical Products and Devices - 3.1%
Allied Healthcare Products [a]	180,512	599,300
Atrion Corporation	15,750	1,389,780
Carl Zeiss Meditec	87,500	1,200,834
CONMED Corporation [a]	81,500	1,174,415
Fielmann	25,000	1,540,973
Golden Meditech [a]	200,000	29,653
IDEXX Laboratories [a]	148,600	5,138,588
STERIS Corporation	98,600	2,295,408
Straumann Holding	6,700	1,036,820
Urologix [a,b]	445,500	169,736
Young Innovations	62,550	969,525
Zoll Medical [a,b]	400	5,744

		15,550,776

Total		32,053,792

Industrial Products – 22.4%
Automotive - 2.5%
Copart [a]	131,100	3,888,426
Dongfeng Motor Group	150,000	78,429
Gentex Corporation	61,500	612,540
Great Wall Motor	201,000	80,674
LKQ Corporation [a,b]	325,000	4,637,750
Minth Group	186,600	91,442
Nokian Renkaat	82,000	964,795
Norstar Founders Group [a,c]	524,000	24,677
SORL Auto Parts [a,b]	26,423	47,561
Superior Industries International	40,000	474,000
WABCO Holdings	103,800	1,277,778
Wonder Auto Technology [a,b]	18,600	66,588
Xinyi Glass Holdings	500,000	221,341

		12,466,001

Building Systems and Components - 2.0%
Armstrong World Industries [a]	81,000	891,810
Decker Manufacturing	6,022	66,242
NCI Building Systems [a,b]	13,900	30,858
Preformed Line Products	91,600	3,447,824
Simpson Manufacturing	306,900	5,530,338
Somfy	3,000	385,472

		10,352,544

Construction Materials - 2.2%
Ash Grove Cement Cl. B	50,518	9,345,830
Owens Corning [a,b]	25,000	226,000
Pretoria Portland Cement	287,240	954,336
USG Corporation [a,b]	50,000	380,500

		10,906,666

Industrial Components - 2.4%
BYD Company [a]	15,000	27,929
CLARCOR	92,500	2,330,075
Donaldson Company	92,800	2,490,752
GrafTech International [a]	217,890	1,342,202
II-VI [a]	13,500	231,930
Mueller Water Products Cl. A	72,500	239,250
PerkinElmer	185,800	2,372,666
Powell Industries [a]	92,400	3,262,644

		12,297,448

Machinery - 5.0%
Astec Industries [a]	52,300	1,371,829
Baldor Electric	62,900	911,421
Burckhardt Compression Holding	12,000	1,117,159
Burnham Holdings Cl. A	98,807	765,754
Burnham Holdings Cl. B	36,000	279,000
Columbus McKinnon [a,b]	84,500	736,840
Franklin Electric	104,600	2,314,798
Hardinge	26,193	73,079
Intermec [a]	23,000	239,200
Jinpan International	15,500	261,175
Lincoln Electric Holdings	104,180	3,301,464
Lonking Holdings	30,000	18,223
Manitou BF [a]	121,500	783,158
Nordson Corporation	137,200	3,900,596
OSG Corporation	20,000	121,689
Rofin-Sinar Technologies [a,b]	307,800	4,961,736
Shanghai Prime Machinery ADR	450,000	47,622
Spirax-Sarco Engineering	121,000	1,454,282
Takatori Corporation	40,000	80,810
Waison Group	50,000	16,380
Williams Controls [a]	37,499	187,495
Woodward Governor	231,600	2,589,288

		25,532,998

Metal Fabrication and Distribution - 2.7%
Central Steel & Wire	6,062	3,697,820
Commercial Metals	36,600	422,730
CompX International Cl. A	185,300	1,052,504
Fushi Copperweld [a,b]	15,645	75,096
NN [a]	197,100	248,346
RBC Bearings [a,b]	45,000	687,600
Reliance Steel & Aluminum	69,820	1,838,361
Schnitzer Steel Industries Cl. A	100,000	3,139,000
Sims Metal Management ADR	226,675	2,701,966

		13,863,423

Miscellaneous Manufacturing - 2.6%
Barnes Group	20,000	213,800
Brady Corporation Cl. A	138,400	2,439,992
China Automation Group	680,500	145,633
Matthews International Cl. A	37,000	1,065,970
Mettler-Toledo International [a]	28,700	1,473,171
PMFG [a]	383,200	3,019,616
Rational	15,000	1,196,321
Raven Industries	86,200	1,791,236
Semperit AG Holding	44,500	863,175
Synalloy Corporation	198,800	1,043,700

		13,252,614

Paper and Packaging - 0.4%
Mayr-Melnhof Karton	28,000	1,973,350

Pumps, Valves and Bearings - 1.1%
Graco	119,625	2,041,999
IDEX Corporation	78,500	1,716,795
Pfeiffer Vacuum Technology	34,595	2,046,450

		5,805,244

Specialty Chemicals and Materials - 1.3%
Cabot Corporation	191,000	2,007,410
China Sky Chemical Fibre	255,000	26,381
Hawkins	206,878	3,192,127
Kingboard Chemical Holdings	90,900	189,593
Migao Corporation [a]	11,500	60,930
Victrex	147,000	1,067,573

		6,544,014

Textiles - 0.0%
Pacific Textile Holdings	606,000	59,752
Unifi [a]	121,000	77,440

		137,192

Other Industrial Products - 0.2%
China Fire & Security Group [a,b]	6,300	49,518
Harbin Electric [a,b]	10,000	61,500
Vacon	33,500	801,420

		912,438

Total		114,043,932

Industrial Services – 16.9%
Advertising and Publishing - 0.4%
Airmedia Group ADR [a,b]	34,400	144,136
Lamar Advertising Cl. A [a]	51,000	497,250
SinoMedia Holding	350,000	48,724
Sun-Times Media Group Cl. A [a,b]	180,000	3,960
ValueClick [a]	145,000	1,233,950
Voyager Learning [a]	150,000	165,000

		2,093,020

Commercial Services - 8.9%
Animal Health International [a,b]	19,000	23,750
ChinaCast Education [a]	18,000	61,200
Convergys Corporation [a,b]	121,000	977,680
Corinthian Colleges [a]	106,500	2,071,425
CRA International [a,b]	68,587	1,294,922
Diamond Management & Technology Consultants	80,400	205,020
Epure International	50,000	9,710
Forrester Research [a]	40,300	828,568
Gartner [a]	213,000	2,345,130
Global Sources [a,b]	12,537	48,768
Hackett Group [a,b]	655,000	1,323,100
Hewitt Associates Cl. A [a]	140,720	4,187,827
ITT Educational Services [a]	23,000	2,792,660
Landauer	83,900	4,252,052
Manpower	62,600	1,973,778
ManTech International Cl. A [a]	35,400	1,483,260
MAXIMUS	127,900	5,098,094
Michael Page International	365,000	959,304
Monster Worldwide [a]	53,800	438,470
MPS Group [a]	564,600	3,359,370
Ritchie Bros. Auctioneers	375,200	6,974,968
Robert Half International	70,000	1,248,100
Sotheby’s	371,600	3,344,400
Spherion Corporation [a,b]	62,800	130,624

		45,432,180

Engineering and Construction - 1.6%
Desarrolladora Homex ADR [a,b]	14,100	186,684
HLS Systems International [a]	55,470	180,278
Integrated Electrical Services [a,b]	355,400	3,241,248
KBR	180,000	2,485,800
NVR [a,b]	5,000	2,138,750

		8,232,760

Food, Tobacco and Agriculture - 0.5%
Agria Corporation ADR [a,b]	25,000	28,250
Alico	27,000	648,000
Asiatic Development BHD	50,000	58,725
Chaoda Modern Agriculture	235,872	140,506
China Green (Holdings)	289,700	170,411
China Milk Products Group	105,000	21,763
Hanfeng Evergreen [a]	16,200	93,283
Intrepid Potash [a,b]	56,427	1,041,078
MGP Ingredients [a]	127,400	94,276
Nutreco Holding	58	2,081
Origin Agritech [a]	97,500	266,175
Want Want China Holdings	90,000	41,795
Zhongpin [a]	4,800	42,624

		2,648,967

Industrial Distribution - 0.9%
Lawson Products	161,431	1,964,615
MSC Industrial Direct Cl. A	75,800	2,355,106

		4,319,721

Transportation and Logistics - 4.6%
Alexander & Baldwin	60,000	1,141,800
C. H. Robinson Worldwide	50,000	2,280,500
Forward Air	269,750	4,378,042
Frozen Food Express Industries	286,635	859,905
Hub Group Cl. A [a,b]	174,400	2,964,800
Landstar System	104,200	3,487,574
Pacific Basin Shipping [a]	10,000	4,603
Patriot Transportation Holding [a]	70,986	4,423,848
Universal Truckload Services	115,100	1,650,534
UTI Worldwide	175,000	2,091,250

		23,282,856

Total		86,009,504

Natural Resources – 9.0%
Energy Services - 4.4%
Cal Dive International [a,b]	50,000	338,500
CARBO Ceramics	121,200	3,446,928
Core Laboratories	10,000	731,600
Ensign Energy Services	225,100	1,949,629
Exterran Holdings [a,b]	103,600	1,659,672
Helmerich & Payne	58,700	1,336,599
ION Geophysical [a,b]	464,500	724,620
Jutal Offshore Oil Services [a]	120,000	7,135
Major Drilling Group International	100,500	962,912
Pason Systems	119,000	898,541
RPC	25,000	165,750
SEACOR Holdings [a,b]	127,300	7,422,863
TETRA Technologies [a,b]	68,000	221,000
Trican Well Service	99,900	510,276
Unit Corporation [a]	56,500	1,181,980
Willbros Group [a,b]	103,800	1,006,860
Yingli Green Energy Holding ADR [a,b]	7,200	43,344

		22,608,209

Oil and Gas - 0.9%
Bill Barrett [a]	50,000	1,112,000
Cimarex Energy	162,990	2,995,756
CNPC Hong Kong	110,000	46,429
Penn Virginia	22,880	251,222
PetroCorp [a,c]	61,400	0

		4,405,407

Precious Metals and Mining - 2.3%
Etruscan Resources [a]	745,900	257,350
Gammon Gold [a]	198,300	1,283,001
Golden Star Resources [a,b]	350,000	511,000
Harry Winston Diamond [b]	10,000	28,800
Hecla Mining [a]	528,600	1,057,200
IAMGOLD Corporation	335,620	2,869,551
Kimber Resources [a,b]	560,000	341,600
New Gold [a,b]	640,000	1,203,200
Northam Platinum	463,000	1,262,798
Northgate Minerals [a]	140,000	187,600
NovaGold Resources [a,b]	70,000	193,200
Pan American Silver [a]	41,000	714,220
Royal Gold	34,400	1,608,544
Zhaojin Mining Industry	15,000	21,295

		11,539,359

Real Estate - 1.4%
Consolidated-Tomoka Land	13,564	402,851
PICO Holdings [a,b]	75,200	2,261,264
St. Joe Company (The) [a,b]	174,100	2,914,434
Tejon Ranch [a,b]	70,000	1,446,900

		7,025,449

Other Natural Resources - 0.0%
Hidili Industry International Development [a]	215,000	66,058
Jiangxi Copper	57,000	59,199
Yanzhou Coal Mining ADR	8,000	57,360

		182,617

Total		45,761,041

Technology – 21.1%
Aerospace and Defense - 1.2%
AerCap Holdings [a]	45,000	146,250
Ducommun	117,200	1,704,088
HEICO Corporation	119,700	2,908,710
HEICO Corporation Cl. A	48,100	992,303
Hexcel Corporation [a]	47,500	312,075

		6,063,426

Components and Systems - 5.1%
AAC Acoustic Technologies Holdings	230,700	108,622
Analogic Corporation	40,135	1,285,123
Belden	57,800	723,078
Benchmark Electronics [a]	165,200	1,850,240
Checkpoint Systems [a]	56,060	502,858
China Digital TV Holding Company ADR	5,000	33,650
China Security & Surveillance Technology [a,b]	6,000	23,040
Diebold	73,600	1,571,360
Dionex Corporation [a]	81,000	3,827,250
Electronics for Imaging [a,b]	25,000	245,000
Energy Conversion Devices [a,b]	84,500	1,121,315
Newport Corporation [a]	537,200	2,374,424
Perceptron [a]	357,700	1,269,835
Plexus Corporation [a]	264,700	3,658,154
Richardson Electronics	520,712	1,760,007
Technitrol	261,200	446,652
Vaisala Cl. A	96,000	2,703,410
Vishay Intertechnology [a]	186,000	647,280
VTech Holdings	42,500	165,217
Zebra Technologies Cl. A [a]	76,525	1,455,506

		25,772,021

Distribution - 0.9%
Agilysys	165,125	710,037
Anixter International [a]	61,795	1,957,666
China 3C Group [a]	6,600	6,072
Tech Data [a]	86,500	1,883,970

		4,557,745

Internet Software and Services - 0.3%
AsiaInfo Holdings [a]	12,880	217,028
DealerTrack Holdings [a,b]	45,000	589,500
NetEase.com ADR [a,b]	7,000	187,950
NHN Corporation [a]	300	32,970
Perficient [a,b]	10,000	54,000
RealNetworks [a]	245,400	571,782

		1,653,230

IT Services - 2.6%
Alten [a]	43,500	630,545
Black Box	42,300	998,703
DST Systems [a,b]	5,000	173,100
Metavante Technologies [a]	20,000	399,200
Sapient Corporation [a,b]	806,602	3,605,511
SRA International Cl. A [a]	190,800	2,804,760
Syntel	152,679	3,142,134
Total System Services	101,600	1,403,096
Yucheng Technologies [a,b]	15,400	98,098

		13,255,147

Semiconductors and Equipment - 3.3%
ASM Pacific Technology	23,800	83,360
BE Semiconductor Industries [a,b]	58,000	113,100
Brooks Automation [a]	5,152	23,751
Cognex Corporation	236,200	3,153,270
Coherent [a,b]	215,500	3,717,375
Diodes [a]	297,450	3,155,944
Exar Corporation [a]	157,576	983,274
Himax Technologies ADR	80,500	225,400
Image Sensing Systems [a]	8,310	73,959
International Rectifier [a]	120,000	1,621,200
Intevac [a,b]	57,450	299,315
Power Integrations	49,000	842,800
Semitool [a]	50,000	139,000
TTM Technologies [a]	221,400	1,284,120
Varian [a]	2,000	47,480
Vimicro International ADR [a]	270,000	477,900
Virage Logic [a,b]	120,000	390,000

		16,631,248

Software - 5.8%
ACI Worldwide [a]	201,150	3,771,562
Advent Software [a,b]	162,900	5,426,199
ANSYS [a,b]	100,000	2,510,000
Aspen Technology [a]	42,100	286,280
Avid Technology [a,b]	186,000	1,700,040
Blackbaud	36,890	428,293
Borland Software [a,b]	280,000	128,800
Epicor Software [a]	79,900	304,419
Fair Isaac	62,500	879,375
JDA Software Group [a]	99,900	1,153,845
MSC.Software [a]	146,900	828,516
National Instruments	82,900	1,546,085
Net 1 UEPS Technologies [a]	50,000	760,500
Pegasystems	44,200	820,794
PLATO Learning [a]	149,642	266,363
SPSS [a]	179,600	5,106,028
Sybase [a]	57,600	1,744,704
Teradata Corporation [a]	96,500	1,565,230
THQ [a]	20,000	60,800

		29,287,833

Telecommunications - 1.9%
Adaptec [a]	1,849,999	4,439,998
ADTRAN	65,000	1,053,650
Cogo Group [a,b]	12,900	86,172
Globecomm Systems [a]	233,700	1,353,123
Livewire Mobile [a]	380,000	45,600
Sonus Networks [a,b]	454,000	712,780
Sycamore Networks [a,b]	221,000	590,070
Tandberg	92,500	1,363,208
Zhone Technologies [a]	1,120,000	213,920

		9,858,521

Total		107,079,171

Miscellaneous [e] – 3.2%
Total		16,047,157

TOTAL COMMON STOCKS
(Cost $794,090,860)		621,774,704

PREFERRED STOCKS – 0.5%
Duratex	182,400	1,179,438
Seneca Foods Conv. [a,c]	85,000	1,594,260

TOTAL PREFERRED STOCKS
(Cost $4,237,076)		2,773,698

REPURCHASE AGREEMENT – 20.2%
State Street Bank & Trust Company,
0.13% dated 3/31/09, due 4/1/09,
maturity value $102,735,371 (collateralized
by obligations of various U.S. Government
Agencies, 5.25%-7.25% due 5/29/09-1/15/10,
valued at $105,308,215)
(Cost $102,735,000)		102,735,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $27,356,950)		27,356,950

TOTAL INVESTMENTS – 148.5%
(Cost $928,419,886)		754,640,352

LIABILITIES LESS CASH AND OTHER ASSETS – (5.2)%		(26,461,617)

PREFERRED STOCK – (43.3)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$508,178,735

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2009. Total market value of loaned securities at March 31, 2009 was $26,483,901.
[c]	Securities for which market quotations are not readily available represent 0.3% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.
[d]	At March 31, 2009, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies for the period ended March 31, 2009:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/08	12/31/08	Purchases	Sales	Gain (Loss)	Income	3/31/09	3/31/09

Delta Apparel*	605,560	$2,210,294	-	$4,297,286	$(2,488,607)	-
Timberland Bancorp	469,200	3,495,540	-	-	-	$51,612	469,200	$2,421,072

		$5,705,834			$(2,488,607)	$51,612		$2,421,072

*	Not an Affiliated Company at March 31, 2009.
[e]	Includes securities first acquired in 2009 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $930,071,273. At March 31, 2009, net unrealized depreciation for all securities was $(175,430,921), consisting of aggregate gross unrealized appreciation of $111,109,201 and aggregate gross unrealized depreciation of $286,540,122. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Level 1	Level 2	Level 3	Total

$531,372,171	$221,595,807	$1,672,374	$754,640,352

Level 3 Reconciliation:

Balance as of	Change in unrealized				Realized gain (loss) on	Balance as of
12/31/2008	appreciation (depreciation)	Purchases	Transfers in	Sales	securities sold	3/31/2009

$1,639,582	$930,466	$2,097	$65,818	$2,613	$(962,976)	$1,672,374

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 26, 2009

By:

/s/ John D.Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 26, 2009